Borrowings and financial liabilities -Convertible notes to NEGMA (Details) € in Thousands						12 Months Ended
	Apr. 03, 2020 shares	Dec. 31, 2019 EUR (€) shares	Dec. 27, 2019	Aug. 21, 2019 EUR (€) shares	Jul. 10, 2015 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Apr. 30, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Balance at beginning of period						€ 23,037
Balance at end of period						30,352	€ 23,037
Amount of agreement								€ 10,000	€ 32,000	€ 24,000
Number of warrants attached to bonds | shares	7,475,708				270,414
Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Balance at beginning of period						7,357	2,909
Change in fair value						(1,307)	5,304
Shares issued pursuant to court decision						(1,521)	(1,394)
Conversion settled with issuance of shares							(674)
Conversion settled with cash payment						(910)	(378)
Shares to be returned pursuant court decision						€ 3,619	(1,212)
Cash returned pursuant to November 18, 2020 court decision							(378)
Balance at end of period		€ 2,909					€ 7,357
Amount of agreement				€ 24,000
Tranche 1
Disclosure of financial liabilities [line items]
Number of ORNANE issued				300
Commitment fee, in ORNANE				30
Number of warrants attached to bonds | shares				585,936
Proceeds from issuance of ORNANE				€ 3,000
Tranche 2
Disclosure of financial liabilities [line items]
Number of ORNANE issued			300
Number of warrants attached to bonds | shares		694,444
Proceeds from issuance of ORNANE		€ 1,500
Portion of price received		50.00%